Lease - Cash outflow for leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease
Cash outflow for leases	$ 634	$ 550	$ 2,132	$ 367	$ 31
Cash outflow for short-term and low-value leases	41	24	9	5	28
Total cash outflow for leases	$ 675	$ 574	$ 2,141	$ 372	$ 59